Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001585608
Registrant Name	Jaguar Health, Inc.
Registration File Number	333-299584
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES